Fair Value Measurements	9 Months Ended
Sep. 30, 2015
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 7. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that are developed using market data, such as publicly available information about actual events or transactions, and that reflect the assumptions that market participants would use when pricing the asset or liability. Unobservable inputs are inputs for which market data are not available and that are developed using the best information available about the assumptions that market participants would use when pricing the asset or liability.

The fair value hierarchy is categorized into three Levels. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date. Level 2 inputs include inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs). Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following tables summarize the Company's financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, in its consolidated balance sheets:

	September 30, 2015
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$480	$-	$480
Foreign exchange forward contracts
designated as hedging instruments	94	-	94

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(391)	-	(391)
Foreign exchange forward contracts designated as hedging instruments	(173)	-	(173)
Obligations in connection with acquisitions	-	(8,105)	(8,105)
	$10	$(8,105)	$(8,095)

	December 31, 2014
	Level 2	Level 3	Total
	U.S. $ in thousands
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$3,753	$-	$3,753

Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(2,901)	-	(2,901)
Foreign exchange forward contracts designated
as hedging instruments	(1,243)	-	(1,243)
Obligations in connection with acquisitions	-	(35,656)	(35,656)
	$(391)	$(35,656)	$(36,047)

The Company's foreign exchange forward contracts are classified as Level 2, as they are not actively traded and are valued using pricing models that use observable market inputs, including interest rate curves and both forward and spot prices for currencies (Level 2 inputs).

Other financial instruments consist mainly of cash and cash equivalents, short-term bank deposits, current and non-current receivables, short-term debt, accounts payable and accruals. The fair value of these financial instruments approximates their carrying values.

The following table is a reconciliation of the changes for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs, which consist of obligations in connection with acquisitions:

	Nine months ended	Year ended
	September 30, 2015	December 31, 2014
	U.S. $ in thousands
Fair value at the beginning of the period	$35,656	$29,025
Settlements	(4,593)	(10,795)
Additions	-	43,576
Change in fair value recognized in earnings	(22,958)	(26,150)
Fair value at the end of the period	$8,105	$35,656

The Company's obligations in connection with acquisitions as of September 30, 2015, measured at fair value which utilized Level 3 inputs, are related to the deferred payments in connection with the Solid Concepts transaction. Change in fair value recognized in earnings in the nine months ended September 30, 2015, includes an unrealized gain of approximately $16.8 million and a realized gain of $6.2 million due to revaluation of the deferred payments in connection with the Solid Concepts transaction. For further information refer to note 2.